SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15. Subsequent Events

In preparing the audited financial statements, the Company has evaluated subsequent events through June 2, 2021, which is the date the audited financial statements were available for issuance.

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Private Placement

On January 4, 2021, the Company entered into subscription agreements with an institutional accredited investor and its affiliated investment vehicles for an aggregate $200 million investment in a Private Placement. The closing of the Private Placement is conditioned on the closing of the Merger.

Legal Proceedings

On January 20, 2021, Michael Anello, an alleged stockholder of the Company, filed a lawsuit against the Company and its directors in the United States District Court for the Southern District of New York, captioned Anello v. InterPrivate Acquisition Corp., et al., Case No. 1:21-cv-00505. The complaint alleged that the Company’s directors authorized the filing of a materially incomplete and misleading registration statement on Form S-4 with the SEC in violation of Sections 14(a) and 20(a) of the Exchange Act and in breach of the directors’ duty of disclosure. The complaint alleged that the registration statement on Form S-4 contains materially incomplete and misleading information concerning, among other things, certain financial information and any conflicts of interest of the Company’s financial advisors. The complaint sought, among other things, (1) injunctive relief enjoining the Company, its directors and persons acting in concert with them from proceeding with the special meeting or consummating the Business Combination; (2) damages; (3) an award of plaintiff’s expenses and attorney’s and expert fees; and (4) other equitable relief. This matter has been voluntarily dismissed without prejudice against all parties.

Related Party Loans

As described in Note 7 under the heading “Related Party Loans and Advances,” Subsequent to December 31, 2020, the Company drew down the remaining amount available for borrowing under the Convertible Promissory Note. The Noteholder intends to convert such amount into 150,000 units of the Company at Closing. Such units will have terms identical to the terms of the Company’s Private Units (see Note 1 for a description of the Private Units).

Consummation of the Proposed Business Combination

On March 12, 2021 (the “Closing Date”), the Company consummated the previously announced business combination pursuant to the terms of the Business Combination Agreement, dated as of November 2, 2020, by and among the Company, Merger Sub and Aeva. As a result of the proposed business combination, the Company was renamed to Aeva Technologies, Inc .

Immediately prior to the closing of the Proposed Business Combination, each issued and outstanding share of Aeva’s redeemable, convertible preferred stock, was converted into shares of common stock based on a one-to-one ratio. Upon the consummation of the Proposed Business Combination, each share of Aeva common stock issued and outstanding was canceled and converted into the right to receive 9.08 shares (the “Exchange Ratio”) of the Company’s common stock.

In connection with the closing of the Proposed Business Combination, a number of investors purchased from the Company an aggregate of 28,318,478 shares of common stock (the “PIPE Shares”), for a purchase price of $10.00 per share, $11.50 per share or $16.00 per share, as applicable for an aggregate purchase price of $320.0 million pursuant to separate subscription agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Proposed Business Combination.

In addition, at the Closing Date, the Sponsor exercised its right to convert the working capital loans made by the Sponsor to the Company into an additional 75,000 Private Warrants and 150,000 shares of common stock to an affiliate of the Sponsor in satisfaction of $1.5 million principal amount of such loans.